Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2013
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets

6.Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following at year end:

	2013	2012

Prepaid expenses and taxes.................................................................	$94,358	$86,249
Promotion items.....................................................................................	14,786	14,899
	$109,144	$101,148